Exhibit 99.1
SLM Student Loan Trust 2010-1
Monthly Servicing Report

Distribution Date	6/25/2010
Collection Period	05/01/2010 — 5/31/2010

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Master Servicer and Administrator
Deutsche Bank -	Indenture Trustee
Bank of New York Trust Company, N.A. -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. 2010-1          Deal Parameters

	Student Loan Portfolio Characteristics		4/30/2010	Activity	5/31/2010

A	i	Portfolio Balance	$1,191,049,445.53	($10,991,019.53)	$1,180,058,426.00
	ii	Interest to be Capitalized	13,342,063.47		12,806,267.98

	iii	Total Pool	$1,204,391,509.00		$1,192,864,693.98
	iv	Capitalized Interest	7,500,000.00		7,500,000.00
	vi	Specified Reserve Account Balance	3,010,978.77		2,982,161.73

	vii	Total Adjusted Pool	$1,214,902,487.77		$1,203,346,855.71

B	i	Weighted Average Coupon (WAC)	2.650%		2.657%
	ii	Weighted Average Remaining Term	95.59		95.38
	iii	Number of Loans	489,355		486,931
	iv	Number of Borrowers	213,586		212,291
	v	Aggregate Outstanding Principal Balance — T-Bill Other	$—		$—
	vi	Aggregate Outstanding Principal Balance — T-Bill	$250,089,883		$246,998,631
	vii	Aggregate Outstanding Principal Balance — Commercial Paper	$954,301,626		$945,866,063
	viii	Pool Factor	0.994336443		1.008524791

						% of O/S		% of O/S
	Notes			Spread	Balance 05/25/2010	Securities	Balance 06/25/2010	Securities

C	i	A Notes	78445XAA4	0.40%	$1,175,122,487.77	96.965%	$1,163,566,855.71	96.936%
	ii	B Notes	78445XAB2	0.90%	$36,780,000.00	3.035%	$36,780,000.00	3.064%

		Total Notes			$1,211,902,487.77	100.000%	$1,200,346,855.71	100.000%

	Reserve Account		5/25/2010	6/25/2010

D	i	Required Reserve Acct Deposit (%)	0.25%	0.25%

	ii	Reserve Acct Initial Deposit ($)	$3,028,129.00	$3,028,129.00
	iii	Specified Reserve Acct Balance ($)	$3,010,978.77	$2,982,161.73
	iv	Reserve Account Floor Balance ($)	$1,211,252.00	$1,211,252.00
	v	Current Reserve Acct Balance ($)	$3,010,978.77	$2,982,161.73

	Other Accounts		5/25/2010	6/25/2010

E	i	Supplemental Loan Purchase Account	$0.00	$0.00
	iii	Capitalized Interest Account	$7,500,000.00	$7,500,000.00

	iii	Floor Income Rebate Account	$50,003.41	$126,719.78

	Asset/Liability		5/25/2010	6/25/2010

F	i	Total Adjusted Pool + Supplemental Loan Purchase	$1,214,902,487.77	$1,203,346,855.71
	ii	Total Outstanding Balance Notes	$1,211,902,487.77	$1,200,346,855.71
	iii	Difference	$3,000,000.00	$3,000,000.00
	iv	Parity Ratio	1.00248	1.00250

II. 2010-1	Transactions from:		5/1/2010	through:	5/31/2010

A	Student Loan Principal Activity
	i	Regular Principal Collections			$12,463,594.44
	ii	Principal Collections from Guarantor			101,425.91
	iii	Principal Reimbursements			39,091.18
	iv	Other System Adjustments			0.00

	v	Total Principal Collections			$12,604,111.53

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments			$(20,716.80)
	ii	Capitalized Interest			(1,592,375.20)

	iii	Total Non-Cash Principal Activity			$(1,613,092.00)

C	Student Loan Principal Purchases				$0.00

D	Total Student Loan Principal Activity				$10,991,019.53

E	Student Loan Interest Activity
	i	Regular Interest Collections			$919,606.49
	ii	Interest Claims Received from Guarantors			660.63
	iii	Collection Fees/Returned Items			2,324.56
	iv	Late Fee Reimbursements			81,925.92
	v	Interest Reimbursements			408.33
	vi	Other System Adjustments			0.00
	vii	Special Allowance Payments			0.00
	viii	Subsidy Payments			0.00

	ix	Total Interest Collections			$1,004,925.93

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment			$24,823.94
	ii	Capitalized Interest			1,592,375.20

	iii	Total Non-Cash Interest Adjustments			$1,617,199.14

G	Student Loan Interest Purchases				$0.00

H	Total Student Loan Interest Activity				$2,622,125.07

I	Non-Reimbursable Losses During Collection Period				$(0.02)

J	Cumulative Non-Reimbursable Losses to Date				$(0.02)

III. 2010-1	Collection Account Activity	5/1/2010	through	5/31/2010

A	Principal Collections
	i	Principal Payments Received		$11,497,258.83
	ii	Consolidation Principal Payments		1,067,761.52
	iii	Reimbursements by Seller		10,163.38
	iv	Borrower Benefits Reimbursements		1,504.80
	v	Reimbursements by Servicer		0.00
	vi	Re-purchased Principal		27,423.00

	vii	Total Principal Collections		$12,604,111.53

B	Interest Collections
	i	Interest Payments Received		$912,510.79
	ii	Consolidation Interest Payments		7,756.33
	iii	Reimbursements by Seller		110.06
	iv	Borrower Benefits Reimbursements		0.00
	v	Reimbursements by Servicer		0.00
	vi	Re-purchased Interest		298.27
	vii	Collection Fees/Return Items		2,324.56
	viii	Late Fees		81,925.92

	ix	Total Interest Collections		$1,004,925.93

C	Other Reimbursements			$24,419.54

D	Reserves in Excess of the Requirement			$28,817.04

E	Administrator Account Investment Income			$0.00

F	Investment Earnings for Period in Trust Accounts			$2,834.73

G	Funds borrowed during previous distribution			$0.00

H	Funds borrowed from subsequent distribution			$0.00

I	Excess Transferred from Supplemental Loan Purchase Account			$0.00

J	Funds Released from Capitalized Interest Account			$0.00

K	Initial Deposit to the Collection Account			$0.00

L	TOTAL AVAILABLE FUNDS			$13,665,108.77
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer		$0.00
		Floor Income Rebate Fees to Dept. of Education		$0.00
		Consolidation Loan Rebate Fees to Dept. of Education		$0.00
		Funds Allocated to the Floor Income Rebate Account		$(126,719.78)
		Funds Released from the Floor Income Rebate Account		$50,003.41

M	NET AVAILABLE FUNDS			$13,588,392.40

N	Servicing Fees Due for Current Period			$803,321.15

O	Carryover Servicing Fees Due			$0.00

P	Administration Fees Due			$6,667.00

Q	Total Fees Due for Period			$809,988.15

IV. 2010-1          Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	4/30/2010	5/31/2010	4/30/2010	5/31/2010	4/30/2010	5/31/2010	4/30/2010	5/31/2010	4/30/2010	5/31/2010
INTERIM:
In School
Current	3.400%	3.456%	8,945	7,825	1.828%	1.607%	$32,719,758.11	$29,027,202.88	2.747%	2.460%

Grace
Current	3.246%	3.144%	2,639	3,590	0.539%	0.737%	9,460,670.06	$12,566,350.64	0.794%	1.065%

TOTAL INTERIM	3.365%	3.362%	11,584	11,415	2.367%	2.344%	$42,180,428.17	$41,593,553.52	3.541%	3.525%

REPAYMENT
Active
Current	2.762%	2.760%	268,328	267,220	54.833%	54.878%	$514,532,946.44	$509,324,670.33	43.200%	43.161%
31-60 Days Delinquent	2.773%	2.781%	22,173	21,801	4.531%	4.477%	63,384,320.62	59,285,522.99	5.322%	5.024%
61-90 Days Delinquent	2.806%	2.797%	14,350	14,677	2.932%	3.014%	43,436,672.12	44,806,863.35	3.647%	3.797%
91-120 Days Delinquent	2.780%	2.808%	9,238	9,965	1.888%	2.046%	28,690,953.98	30,577,260.74	2.409%	2.591%
> 120 Days Delinquent	2.791%	2.793%	24,564	28,475	5.020%	5.848%	78,529,375.26	90,829,912.43	6.593%	7.697%

Deferment
Current	2.148%	2.151%	94,905	89,110	19.394%	18.300%	264,425,019.33	248,799,341.39	22.201%	21.084%

Forbearance
Current	2.745%	2.737%	44,185	44,065	9.029%	9.050%	155,737,629.76	154,232,962.31	13.076%	13.070%

TOTAL REPAYMENT	2.623%	2.630%	477,743	475,313	97.627%	97.614%	$1,148,736,917.51	$1,137,856,533.54	96.447%	96.424%

Claims in Process (1)	3.256%	2.692%	28	203	0.006%	0.042%	$132,099.85	$608,338.94	0.011%	0.052%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%
GRAND TOTAL	2.650%	2.657%	489,355	486,931	100.000%	100.000%	$1,191,049,445.53	$1,180,058,426.00	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months.

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.

*	Percentages may not total 100% due to rounding.

V. 2010-1          Interest Accruals

A	Borrower Interest Accrued During Collection Period	$2,254,633.14
B	Interest Subsidy Payments Accrued During Collection Period	314,419.36
C	Special Allowance Payments Accrued During Collection Period	236,334.22
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	2,834.73
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$2,808,221.45
VI. 2010-1          Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A Interest Rate	0.000639642	05/25/2010 - 06/25/2010	1 NY Business Day	0.74281%	LIBOR

B	Class B Interest Rate	0.001070198	05/25/2010 - 06/25/2010	1 NY Business Day	1.24281%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

VII. 2010-1 Inputs From Initial Period	4/30/2010

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance		$1,191,049,445.53
	ii	Interest To Be Capitalized		13,342,063.47

	iii	Total Pool		$1,204,391,509.00
	iv	Capitalized Interest		7,500,000.00
	vi	Specified Reserve Account Balance		3,010,978.77

	vii	Total Adjusted Pool		$1,214,902,487.77

B	Total Note Factor			0.991915474
C	Total Note Balance			$1,211,902,487.77

			Class A	Class B
D	Note Balance 5/25/2010
	i	Current Factor	0.991664547	1.000000000
	ii	Expected Note Balance	$1,175,122,487.77	$36,780,000.00

	iii	Note Principal Shortfall	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00

E	Reserve Account Balance			$3,010,978.77
F	Unpaid Primary Servicing Fees from Prior Month(s)			$0.00
G	Unpaid Administration fees from Prior Quarter(s)			$0.00

H	Unpaid Carryover Servicing Fees from Prior Quarter(s)			$0.00
I	Interest Due on Unpaid Carryover Servicing Fees			$0.00

VIII.          2010-1 Waterfall for Distributions

			Remaining
			Funds Balance
A	Total Available Funds ( Section III-M )	$13,588,392.40	$13,588,392.40

B	Primary Servicing Fees — Current Month	$803,321.15	$12,785,071.25

C	Administration Fee	$6,667.00	$12,778,404.25

D	Class A Noteholders’ Interest Distribution Amounts	$751,657.63	$12,026,746.62

E	Class B Noteholders’ Interest Distribution Amounts	$39,361.86	$11,987,384.76

G	Class A Noteholders’ Principal Distribution Amounts	$11,555,632.06	$431,752.70

G	Class B Noteholders’ Principal Distribution Amounts	$0.00	$431,752.70

F	Reinstate Reserve Account to the Specified Reserve Account Balance	$0.00	$431,752.70

H	Indenture Trustee, the Eligible Lender Trustee and the Delaware Trustee Fees	$0.00	$431,752.70

I	Carryover Servicing Fees	$0.00	$431,752.70

J	Additional Principal Distribution Amount	$0.00	$431,752.70

K	Excess to Certificateholder	$431,752.70	$0.00

IX. 2010-1          Account Reconciliations

A	Reserve Account
		i	Beginning Balance	$3,010,978.77
		ii	Deposits to correct Shortfall	$0.00
		iii	Total Reserve Account Balance Available	$3,010,978.77
		iv	Required Reserve Account Balance	$2,982,161.73
		v	Shortfall Carried to Next Period	$0.00
		vi	Excess Reserve — Release to Collection Account	$28,817.04
		vii	Ending Reserve Account Balance	$2,982,161.73

B	Supplemental Loan Purchase Account
		Supplemental Purchase Period End Date		4/30/2010
		i	Beginning Balance	$—
		ii	Supplemental Loan Purchases	$0.00
		iii	Transfers to Collection Account	$—

		iv	Ending Balance	$0.00

D	Capitalized Interest Account
		Capitalized Interest Account Initial Release Date		3/25/2014
		i	Beginning Balance	$7,500,000.00
		ii	Transfers to Collection Account	$0.00

		iii	Ending Balance	$7,500,000.00

E	Floor Income Rebate Account
	i		Beginning Balance	$50,003.41
	ii		Deposits for the Period	$126,719.78
	iii		Release to Collection Account	$(50,003.41)

	iv		Ending Balance	$126,719.78

X. 2010-1          Distributions

			Class A		Class B

A	Distribution Amounts
	i	Monthly Interest Due	$751,657.63		$39,361.86
	ii	Monthly Interest Paid	751,657.63		39,361.86

	iii	Interest Shortfall	$0.00		$0.00

	iv	Monthly Principal Due	$11,555,632.06		$0.00
	v	Monthly Principal Paid	11,555,632.06		0.00

	vi	Monthly Principal Shortfall	$0.00		$0.00

	vii	Total Distribution Amount	$12,307,289.69		$39,361.86

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance		5/31/10	$1,211,902,487.77
	ii	Adjusted Pool Balance		5/31/10	1,203,346,855.71
	iii	Overcollaterlization Amount			3,000,000.00

	iv	Principal Distribution Amount (i - (ii - iii))			$11,555,632.06

	v	Principal Distribution Amount Paid			$11,555,632.06

	vi	Principal Shortfall (iv - v)			$0.00

C		Total Principal Distribution			$11,555,632.06
D		Total Interest Distribution			791,019.49

E		Total Cash Distributions			$12,346,651.55

F
					Paydown
	Note Balances			5/25/2010	Factor	6/25/2010

	i	A Note Balance	78445XAA4	$1,175,122,487.77		$1,163,566,855.71
		A Note Pool Factor		0.991664547	0.009751588	0.981912958
	ii	B Note Balance	78445XAB2	$36,780,000.00		$36,780,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XI. 2010-1          Historical Pool Information

			5/1/10 - 5/31/10	4/15/10 - 4/30/10

Beginning Student Loan Portfolio Balance			$1,191,049,445.53	$1,169,871,248.94

	Student Loan Principal Activity
	i	Regular Principal Collections	$12,463,594.44	$6,802,916.07
	ii	Principal Collections from Guarantor	101,425.91	0.00
	iii	Principal Reimbursements	39,091.18	61,809.29
	iv	Other System Adjustments	0.00	0.00

	v	Total Principal Collections	$12,604,111.53	$6,864,725.36
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$(20,716.80)	$54.18
	ii	Capitalized Interest	(1,592,375.20)	(592,987.65)

	iii	Total Non-Cash Principal Activity	$(1,613,092.00)	$(592,933.47)

	Student Loan Principal Purchases		$0.00	$(27,449,988.48)

(-)	Total Student Loan Principal Activity		$10,991,019.53	$(21,178,196.59)

	Student Loan Interest Activity
	i	Regular Interest Collections	$919,606.49	$512,946.82
	ii	Interest Claims Received from Guarantors	660.63	0.00
	iii	Collection Fees/Returned Items	2,324.56	1,238.46
	iv	Late Fee Reimbursements	81,925.92	47,190.81
	v	Interest Reimbursements	408.33	551.42

	vi	Other System Adjustments	0.00	0.00
	vii	Special Allowance Payments	0.00	0.00
	viii	Subsidy Payments	0.00	0.00

	ix	Total Interest Collections	$1,004,925.93	$561,927.51

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$24,823.94	$5,913.58
	ii	Capitalized Interest	1,592,375.20	592,987.65

	iii	Total Non-Cash Interest Adjustments	$1,617,199.14	$598,901.23

	Student Loan Interest Purchases		$0.00	$(17,313,313.42)

	Total Student Loan Interest Activity		$2,622,125.07	$(16,152,484.68)

(=)	Ending Student Loan Portfolio Balance		$1,180,058,426.00	$1,191,049,445.53

(+)	Interest to be Capitalized		$12,806,267.98	$13,342,063.47

(=)	TOTAL POOL		$1,192,864,693.98	$1,204,391,509.00

(+)	Capitalized Interest		$7,500,000.00	$7,500,000.00

(+)	Reserve Account Balance		$2,982,161.73	$3,010,978.77

(=)	Total Adjusted Pool		$1,203,346,855.71	$1,214,902,487.77

XII. 2010-1	Payment History and CPRs

	Distribution	Actual	Since Issued
	Date	Pool Balances	CPR *
	May-10	$1,204,391,509	-5.97%
	Jun-10	$1,192,864,694	-3.18%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.